Shareholder Report, Holdings (Details)	May 31, 2025
Fidelity Securities Lending Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	82.90%
Fidelity Securities Lending Cash Central Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Securities Lending Cash Central Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Securities Lending Cash Central Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	78.60%
Fidelity Securities Lending Cash Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Securities Lending Cash Central Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Securities Lending Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Municipal Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Municipal Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Municipal Cash Central Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	69.20%
Fidelity Municipal Cash Central Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Fidelity Cash Central Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Cash Central Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Cash Central Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Cash Central Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	78.20%
Fidelity Cash Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Cash Central Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Tax-Free Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Tax-Free Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Tax-Free Cash Central Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	69.10%
Fidelity Tax-Free Cash Central Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	27.40%